Borrowings - Schedule of Repayment of Long-Term Borrowings (Details)	Sep. 30, 2025 USD ($)
Schedule of Principal Repayment Long Term Loan [Abstract]
2026	$ 1,632,252
2027	1,635,062
2028	2,337,408
2029	1,635,062
2030	817,528
Total	$ 8,057,312